Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 280,000.00
Previously Paid Amount	0.00
Total Fee Amount	38.67
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 38.67
Narrative - Max Aggregate Offering Price	$ 280,000.00
Final Prospectus	true